Prepayments and other assets (Details) - Schedule of prepayments and other assets - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Prepayments and other current assets
Receivables from third-party payment channels	[1]	¥ 10,151	¥ 17,983
Cash advanced to employees		566	517
Prepaid advertising and marketing fees		2,751	1,056
Prepaid rental and property management fees		3,637	3,109
Prepayment for purchase of office supplies		534	534
Books and other related educational materials	[2]	7,899	9,254
Prepayment for acquisition of subsidiaries			3,085
Prepayment for equipment		53,285
Prepaid taxes		5,824	4,837
Others		33,088	10,283
Total		117,735	50,658
Long-term prepayments and other non-current assets
Prepayment for leasehold improvement		76	50
Long-term rental deposits		26,178	40,704
Total		¥ 26,254	¥ 40,754

[1]	The balances represent the course fee for the courses due from third-party payment channels that are mainly due to timing difference between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.
[2]	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.